Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	VP International Fund
Issuer	Recruit Holdings Co LTD
Ticker/Sedol	6098.T (BQRRZ00)
Principal Amount (US$)	$3,489,887,588
Principal Amount (Foreign$)	JPY 374,098,500,000
Amount Purchased (US$)	$364,787
Amount Purchased (Foreign$)	JPY 39,103,300
Trade Date	09/10/2019
Price (US$)	28.723
Price-Foreign	JPY 3,079
Underwriter	Morgan Stanley & Co International PLC
Other Syndicate Members:
Nomura Securities Co., Ltd, BofA Merrill Lynch, Goldman Sachs Japan Co., Ltd, Mizuho Securities Co., Ltd, SMBC Nikko Securities Inc., Mitsubishi UFJ Morgan Stanley Securities Co., Ltd, Merrill Lynch International, Daiwa Securities Co. Ltd, Goldman Sachs International, Mizuho International PLC, Merrill Lynch Japan Securities Co., Ltd, Nomura International PLC, SMBC Nikko Capital Markets Limited

Underwriting Spread	3.042%
Currency	JPY